Schedule of investments
Nomura Tax-Free California Fund	November 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.89%
Education Revenue Bonds — 22.67%
Anaheim, California Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System Improvements) Series A 5.50% 10/1/55	1,000,000	$ 1,057,650
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	1,158,135
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	2,045,000	2,357,660
Series V-1 5.00% 5/1/49	3,500,000	4,013,870
Series V-2 2.25% 4/1/51	830,000	541,168
Series V-2 5.00% 4/1/51	500,000	570,540
(University of Southern California) Series A 5.00% 10/1/55	2,675,000	2,859,308
California Enterprise Development Authority Revenue
(Curtis School Foundation Project) 4.00% 6/1/53	1,000,000	931,400
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,395,000	1,336,870
(Real Journey Academies – Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	914,530
California Infrastructure & Economic Development Bank Revenue
144A 5.25% 7/1/64 #	1,000,000	928,680
(UCSF Clinical and Life Science) 5.25% 5/15/59	2,000,000	2,143,200
California Municipal Finance Authority Revenue
(Ascent 613 Project) Series A 144A 5.50% 1/1/60 #	1,000,000	989,430
(California Baptist University)
Series A 144A 5.375% 11/1/40 #	1,000,000	1,000,380
Series A 144A 5.375% 11/1/45 #	775,000	791,221
Series A 144A 5.625% 11/1/54 #	500,000	509,680
(CHF - Davis I, LLC - West Village Student Housing Project) 4.00% 5/15/48 (BAM)	300,000	279,717
(Emerson College) Series B 5.00% 1/1/33	1,040,000	1,066,250
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	775,701
NQ- WEST [1125] 0126 (5100810)    1

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	$ 623,348
Series A 144A 5.00% 7/1/49 #	300,000	273,459
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	462,030
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	1,733,457
California School Finance Authority Revenue
Series A 144A 6.00% 6/1/63 #	500,000	488,400
(Aspire Public Schools - Obligated Group)
144A 5.00% 8/1/41 #	225,000	225,005
Series A 144A 5.00% 8/1/45 #	715,000	697,146
(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	1,002,410
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	244,103
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	878,820
(Escuela Popular Project) 144A 6.50% 7/1/50 #	345,000	346,846
(Fortune School of Education Obligated Group) Series A 144A 5.125% 6/1/64 #	1,500,000	1,328,235
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,250,000	1,233,637
(Granada Hills Charter School Obligated Group) Series A 144A 5.00% 7/1/64 #	1,800,000	1,740,456
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,000,740
Series A 144A 5.00% 8/1/48 #	1,050,000	1,051,984
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	501,445
Series A 144A 5.25% 7/1/51 #	840,000	821,335
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	706,153
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	760,678
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	470,000	470,118
(Integrity Charter School Project) 144A 5.60% 7/1/64 #	1,000,000	935,940
2    NQ- WEST [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Grimmway Schools - Obligated Group)
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	$ 922,000
(Magnolia Public Schools-Obligated Group) Series A 144A 5.00% 7/1/55 #	2,700,000	2,679,588
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	515,560
144A 5.50% 8/1/47 #	525,000	527,788
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	280,739
Series A 144A 5.125% 6/1/53 #	800,000	789,096
Series A 144A 5.375% 5/1/63 #	1,000,000	1,002,630
(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	500,000	483,455
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	5,069,494
Series A 5.25% 11/1/50	1,000,000	1,094,670
Series A 5.25% 11/1/56	2,000,000	2,179,120
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	2,000,000	2,090,840
Series BS 5.00% 5/15/44	2,000,000	2,187,760
Series CC 5.00% 5/15/47	2,500,000	2,710,625
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	767,560
		65,052,060
Electric Revenue Bonds — 5.08%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	1,013,796
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	3,500,000	3,647,945
(Power System)
Series C 5.00% 7/1/44	2,300,000	2,438,414
Series D 5.00% 7/1/26	1,000,000	1,011,890
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	233,625
Series A 5.05% 7/1/42 ‡	70,000	46,725
Series A 6.75% 7/1/36 ‡	185,000	123,488
NQ- WEST [1125] 0126 (5100810)    3

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series AAA 5.25% 7/1/26 ‡	40,000	$ 26,600
Series CCC 5.25% 7/1/27 ‡	325,000	216,937
Series TT 5.00% 7/1/32 ‡	340,000	226,950
Series TT 5.00% 7/1/37 ‡	1,165,000	777,637
Series WW 5.00% 7/1/28 ‡	470,000	313,725
Series WW 5.25% 7/1/33 ‡	335,000	223,612
Series WW 5.50% 7/1/38 ‡	730,000	487,275
Series XX 4.75% 7/1/26 ‡	45,000	30,038
Series XX 5.25% 7/1/40 ‡	230,000	153,525
Series XX 5.75% 7/1/36 ‡	150,000	100,125
Series ZZ 4.75% 7/1/27 ‡	35,000	23,363
Series ZZ 5.25% 7/1/26 ‡	55,000	36,575
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project)
5.00% 7/1/53	1,250,000	1,297,750
Series 1 5.00% 7/1/53	1,000,000	1,041,790
Series 1 5.25% 7/1/45 (BAM)	1,000,000	1,089,200
		14,560,985
Healthcare Revenue Bonds — 12.53%
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	2,900,000	2,162,907
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,486,763
(CommonSpirit Health)
Series A 4.00% 4/1/45	2,280,000	2,141,353
Series A 4.00% 4/1/49	5,550,000	5,079,527
(Episcopal Communities & Services)
Series B 5.25% 11/15/53	1,400,000	1,431,094
Series B 5.25% 11/15/58	1,000,000	1,018,890
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,000,000	952,790
Subseries A-2 5.00% 11/1/47	2,500,000	2,840,975
California Infrastructure & Economic Development Bank Revenue
(Adventist Health Energy Projects) Series A 5.25% 7/1/54	3,850,000	3,932,544
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	950,000	953,182
4    NQ- WEST [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	$ 550,691
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	500,485
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AG)	500,000	515,485
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	612,885
Series A 4.00% 11/15/56	1,075,000	859,484
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	500,000	459,400
Series A 144A 5.00% 11/15/56 #	1,640,000	1,443,922
California Statewide Communities Development Authority Revenue
(Emanate Health) Series A 4.00% 4/1/45	500,000	473,315
(Enloe Medical Center) Series A 5.25% 8/15/52 (AG)	2,000,000	2,055,620
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	878,170
(John Muir Health) Series A 5.25% 12/1/54	3,265,000	3,462,141
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	444,520
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	474,156
5.00% 7/1/32	900,000	964,926
Washington Township, California Health Care District Revenue
Series A 3.75% 7/1/31	255,000	254,105
		35,949,330
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Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 3.28%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	$ 1,132,305
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,505,473
California Municipal Finance Authority Revenue
(Witmer Manor) Series A 4.875% 11/1/43 FNMA	1,000,000	1,051,620
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,620
Series A 5.25% 5/15/49	850,000	850,425
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	245,300
National Finance Authority Revenue
(Social Certificates) Series 4 3.987% 7/20/39 •	1,984,042	1,960,372
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	670,000	671,494
		9,417,609
Industrial Development Revenue/Pollution ControlRevenue Bonds — 11.90%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
5.00% 5/1/54 •	2,500,000	2,678,350
Series A-1 5.00% 12/1/53 •	1,500,000	1,584,780
Series B 5.00% 3/1/56 •	3,000,000	3,294,270
Series C 5.25% 1/1/54 •	3,000,000	3,195,600
Series D 5.50% 5/1/54 •	2,000,000	2,117,880
Series G 5.00% 11/1/55 •	2,000,000	2,100,380
(Green Bonds) Series E 5.00% 2/1/55 •	2,500,000	2,690,125
6    NQ- WEST [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	$ 75,980
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 12.00% 1/1/65 (AMT) •	2,525,000	2,146,250
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	2,345,969
Series C 7.00% 11/1/34	300,000	366,288
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	3,375
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	940,000
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.869% 5/15/57 ^	47,000,000	2,245,190
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 5.267% 6/1/66 ^	14,175,000	1,525,655
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.596% 6/1/57 #, ^	8,500,000	532,610
Series F 144A 1.437% 6/1/57 #, ^	30,440,000	1,526,262
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	196,472
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	324,196
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	3,332,199
NQ- WEST [1125] 0126 (5100810)    7

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Third Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	$ 930,524
		34,152,355
Lease Revenue Bonds — 5.08%
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AG)	1,525,000	1,469,795
(May Lee State Office Complex) Series A 5.00% 4/1/49	2,500,000	2,659,925
(Various Capital Projects)
Series A 5.00% 4/1/50	1,500,000	1,597,845
Series B 4.00% 5/1/39	1,555,000	1,590,516
Series B 4.00% 5/1/46	600,000	584,520
Series C 5.00% 11/1/47	2,000,000	2,161,540
Garden Grove, California Public Financing Authority Revenue
Series A 4.00% 4/1/54 (BAM)	1,500,000	1,422,120
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	1,500,000	1,448,355
Los Angeles, California Municipal Improvement Revenue
(Los Angeles Convention Center) Series A 5.50% 5/1/55	1,500,000	1,630,440
		14,565,056
Local General Obligation Bonds — 2.81%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AG)	1,500,000	1,614,240
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AG) ^	2,025,000	832,741
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,156,637
Moreno Valley County, California Unified School District
Series A 5.00% 8/1/50 (BAM)	2,000,000	2,134,260
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	873,040
8    NQ- WEST [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
San Diego County, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds) Series G-3 4.00% 7/1/53	1,500,000	$ 1,439,640
		8,050,558
Pre-Refunded Bonds — 0.16%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	55,000	58,556
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	160,000	168,877
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49-29 (AMT) §	20,000	20,311
Series E 4.00% 5/1/50-29 (AMT) §	215,000	218,350
		466,094
Special Tax Revenue Bonds — 10.83%
City of Irvine, California Community Facilities District Revenue
(Great Park) 4.00% 9/1/58 (BAM)	750,000	693,368
Commonwealth of Puerto Rico Revenue
3.197% 11/1/43 •	4,120,619	2,642,348
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	5,263,807	5,123,262
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 4.00% 9/1/58 (BAM)	1,205,000	1,123,855
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	191,150
Series A 4.25% 9/1/47	300,000	279,984
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	528,380
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.674% 7/1/51 ^	2,673,000	666,138
Series A-1 4.75% 7/1/53	3,727,000	3,548,104
NQ- WEST [1125] 0126 (5100810)    9

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.785% 7/1/46 ^	26,029,000	$ 8,875,629
Series A-1 5.00% 7/1/58	5,995,000	5,844,885
Series A-2 4.329% 7/1/40	1,595,000	1,555,731
		31,072,834
State General Obligation Bonds — 7.04%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	1,257,743	1,163,035
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	3,154,636	2,806,932
State of California
(Various Purpose)
3.00% 3/1/46	2,250,000	1,819,395
3.00% 12/1/46	1,000,000	805,280
4.125% 3/1/45	1,000,000	1,005,390
5.00% 9/1/39	2,350,000	2,672,514
5.00% 3/1/45	1,000,000	1,090,040
5.25% 8/1/44	2,500,000	2,789,500
5.25% 8/1/55	3,250,000	3,553,973
5.50% 8/1/49	2,250,000	2,502,720
		20,208,779
Transportation Revenue Bonds — 14.75%
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 4.375% 7/1/49 (AMT) (AG)	1,250,000	1,201,775
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project) Series A 4.00% 12/31/47 (AMT)	1,750,000	1,537,900
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	1,700,427
Series A 5.50% 5/15/55 (AMT)	3,000,000	3,219,510
Series D 4.00% 5/15/41 (AMT)	3,000,000	2,950,200
Series D 5.25% 5/15/51	2,000,000	2,159,320
Series E 5.25% 5/15/55	3,500,000	3,767,505
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,814,000
10    NQ- WEST [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Los Angeles, California Department of Airports Revenue
Series H 4.00% 5/15/47 (AMT)	1,500,000	$ 1,390,695
County of Sacramento, California Airport System Revenue
5.25% 7/1/54	1,285,000	1,377,597
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-1 3.95% 1/15/53	1,020,000	934,239
Subseries B-2 3.50% 1/15/53 (AG)	500,000	432,055
(Junior Lien) Series C 4.00% 1/15/43	1,000,000	1,000,670
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	970,460
Series A 4.00% 1/15/46 (BAM)	1,000,000	978,430
Riverside County, California Transportation Commission Revenue
(RCTC 91 Express Lanes) Series B-1 3.00% 6/1/49	2,735,000	2,031,394
San Diego County Regional Airport Authority Revenue
(Private Activity)
Series B 5.50% 7/1/55 (AMT)	2,575,000	2,773,713
Subordinate Series B 4.00% 7/1/56 (AMT)	1,000,000	888,600
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	617,253
Series B 5.00% 7/1/37 (AMT)	1,000,000	1,017,810
(Private Activity) Series B 5.00% 7/1/46 (AMT)	1,500,000	1,535,940
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49 (AMT)	2,005,000	1,810,716
Series A 5.25% 5/1/44 (AMT)	1,500,000	1,598,955
Series A 5.25% 5/1/55 (AMT)	2,440,000	2,558,242
Series E 4.00% 5/1/50 (AMT)	2,285,000	2,054,306
		42,321,712
NQ- WEST [1125] 0126 (5100810)    11

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 1.76%
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	$ 253,170
City of San Francisco, California Public Utilities Commission Water Revenue
(Hetch Hetchy Water) Series E 5.25% 11/1/55	3,500,000	3,783,850
Guam Government Waterworks Authority Revenue
Series A 5.00% 1/1/46	1,000,000	1,023,800
		5,060,820
Total Municipal Bonds (cost $280,881,138)		280,878,192

Short-Term Investments — 0.77%
Variable Rate Demand Notes — 0.77%
Regents of the University of California General Revenue
(Variable Rate Demand Bonds) Series AL-3 2.50% 5/15/48 ¤	300,000	300,000
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds) Series I 2.40% 4/1/59 (LOC - TD Bank, N.A.)¤	1,900,000	1,900,000
Total Short-Term Investments (cost $2,200,000)		2,200,000
Total Value of Securities—98.66% (cost $283,081,138)		283,078,192

Receivables and Other Assets Net of Liabilities—1.34%		3,845,645
Net Assets Applicable to 26,189,332 Shares Outstanding—100.00%		$286,923,837
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $41,626,504, which represents 14.51% of the Fund’s net assets.
‡	Security is currently in default.
12    NQ- WEST [1125] 0126 (5100810)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
FNMA – Federal National Mortgage Association Collateral
ICEF – Inner City Education Foundation
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
NQ- WEST [1125] 0126 (5100810)    13